Changes in Accumulated Other Comprehensive Income (AOCI) by Component	12 Months Ended
Dec. 31, 2015
Changes In Accumulated Other Comprehensive Income Aoci By Component [Abstract]
Changes in Accumulated Other Comprehensive Income (AOCI) by Component
Note 11:	Changes in Accumulated Other Comprehensive Income (AOCI) by Component

Amounts reclassified from AOCI and the affected line items in the statements of income during the years ended December 31, 2015 and 2014, were as follows:

	Amounts Reclassified from AOCI		Affected Line Item in the
	2015	2014	Statements of Income

Unrealized gains on available-for-sale securities	$320,585	$408,753	Realized gain on sale of securities
			Total reclassified amount before tax
	(108,999)	(138,976)	Tax expense

	$211,586	$269,777	Net reclassified amount